Shareholder Report, Holdings (Details) - C000255262 [Member]	Nov. 30, 2025
Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.00%
Cash and Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.10%)